Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information
Segment Information

20.Segment Information

In accordance with relevant US GAAP guidance, the reportable segments represent the Group’s operating segments for which separate financial information is available and which is utilized on a regular basis by its chief operating decision maker (“CODM”) to assess performance and to allocate resources. In identifying its reportable segments, the Group also considers the nature of services provided by its operating segments. The Group’s CODM has been identified as the Board of Directors (“BOD”), who reviews the consolidated and segment results when making decisions about allocation of resources and assessing performance of the Group.

Prior to 2013, the Group had operated in three reportable segments which were online services, events and personalized matchmaking services, and other services. In 2013, the Group restructured its personalized matchmaking business and entered into the cooperation arrangements with matchmaking service agencies in different cities in the PRC. In order to manage the business more effectively, the Group’s CODM are presented with financial information on this business on a stand-alone basis. In addition, financial information for events services was combined with other services when presented. Accordingly, the reportable segments are online services, personalized matchmaking services, and events and other services in 2013 and 2014. Information for net revenues, cost of revenues and gross profit by segment was recast to conform to the current presentation for all periods presented.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, and gross profit. The CODM does not review operating expenses or balance sheet information to measure the performance of the reportable segments, nor is this part of the segment information regularly provided to the CODM.

For the year ended December 31, 2012

	Online services	Personalized matchmaking services	Events and other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	362,492	33,143	15,168	410,803
Cost of revenues	(117,830)	(15,903)	(9,952)	(143,685)
Gross profit	244,662	17,240	5,216	267,118

For the year ended December 31, 2013

	Online services	Personalized matchmaking services	Events and other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	422,088	52,458	18,060	492,606
Cost of revenues	(140,975)	(29,792)	(9,754)	(180,521)
Gross profit	281,113	22,666	8,306	312,085

For the year ended December 31, 2014

	Online services	Personalized matchmaking services	Events and other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	425,544	164,598	23,848	613,990
Cost of revenues	(148,811)	(117,054)	(11,924)	(277,789)
Gross profit	276,733	47,544	11,924	336,201

The Group primarily operates in the PRC, accordingly, no geographical information is presented.